FPA New Income, Inc. (FPNIX)

Supplement dated November 17, 2015 to the

Prospectus dated January 28, 2015

This Supplement updates certain information contained in the Prospectus for FPA New Income, Inc. (the “Fund”) dated January 28, 2015.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpafunds.com or calling us at (800) 638-3060.

Effective November 17, 2015, the section “Summary Section-Portfolio Manager” on page 8 is hereby deleted in its entirety and replaced with the following:

Portfolio Managers.  Thomas H. Atteberry, Vice President of the Fund, and Partner of the Adviser, has served as a portfolio manager since November 2004, and, together with Mr. Patwardhan, is primarily responsible for the day-to-day management of the Fund’s portfolio.

Abhijeet Patwardhan, Vice President of the Fund since November 2015, and Managing Director (since November 2015) and a Director of Research (since April 2015) of the Adviser, has served as a portfolio manager since November 2015, and, together with Mr. Atteberry, is primarily responsible for the day-to-day management of the Fund’s portfolio.

Effective November 17, 2015, the section “Management and Organization-Portfolio Manager” on page 15 is hereby deleted in its entirety and replaced with the following:

Thomas H. Atteberry, Vice President (since June 2015) and Portfolio Manager of the Fund (since November 2004) and Partner of the Adviser (since October 2006), is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Atteberry was Vice President of the Fund from November 2004 to January 2010 and Chief Executive Officer of the Fund from January 2010 to February 2015.

Abhijeet Patwardhan, Vice President and Portfolio Manager of the Fund since November 2015, and Managing Director (since November 2015) and a Director of Research (since April 2015) of the Adviser, together with Mr. Atteberry, is primarily responsible for the day-to-day management of the Fund’s portfolio. Previously Mr. Patwardhan served as Senior Vice President of the Adviser from January 2014 to November 2015 and as an analyst and Vice President of the Adviser from June 2010 to December 2013.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FPA New Income, Inc. (FPNIX)

Supplement dated November 17, 2015 to the

Statement of Additional Information

dated January 28, 2015 as amended October 1, 2015

This Supplement updates certain information contained in the Statement of Additional Information (the “SAI”) for FPA New Income, Inc. (the “Fund”) dated January 28, 2015 as amended October 1, 2015.  You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.fpafunds.com or calling us at (800) 638-3060.

Effective November 17, 2015, the section “Directors and Officers of the Fund-Officers” on page 33 is hereby supplemented with the following:

Name, Address* and Age	Position with Fund	Year First Elected as Officer of the Fund	Principal Occupation(s) During the Past Five Years
Abhijeet Patwardhan, 36	Vice President and Portfolio Manager	2015

Managing Director (since November 2015) and a Director of Research (since April 2015) of First Pacific Advisors, LLC (the “Adviser”); Senior Vice President of the Adviser from January 2014 to November 2015; Analyst and Vice President of the Adviser from June 2010 to December 2013.

Effective November 17, 2015, the section “Management-Other Accounts Managed by the Portfolio Manager” on page 39 is hereby supplemented with the following:

Mr. Patwardhan manages 15 other accounts with total aggregate assets of $851 million at November 17, 2015.  None of these accounts have an advisory fee based on the performance of the account.

Effective November 17, 2015, the section “Management-Ownership of Securities” on page 40 is hereby supplemented with the following:

The dollar value of shares of the Fund owned at November 17, 2015 by Mr. Patwardhan was between $50,000 and $100,000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE